Financial Instruments with Preferred Rights	6 Months Ended
Jun. 30, 2022
Disclosure Of Financial Instruments [Abstract]
Financial Instruments with Preferred Rights

20. Financial Instruments with Preferred Rights

The Group has completed a series of financings by issuing preferred shares with the following details:

After the Share Consolidation, the above number of preferred shares were changed to 24,745,572 and together with 46,232 preferred shares as disclosed in the Note 17, the Company's issued and outstanding preferred shares were 24,791,804 prior to March 23, 2021. Upon completion of the IPO, such preferred shares were converted to ordinary shares on a one-for-one basis.

Date of subscription	Round	Number of preferred shares	Subscription consideration
			RMB’000
March 3, 2016	Series Pre-A	3,109,000	33,110
January 3, 2017	Series A	8,471,200	137,868
December 20, 2018	Series B	10,127,579	379,148
August 21, 2020 / December 1, 2020	Series C	21,349,537	923,247
		43,057,316	1,473,373

20. Financial Instruments with Preferred Rights (continued)

Movements of financial instruments with preferred rights during the six months ended June 30, 2021 were as follows:

Fair Value
RMB’000
As of January 1, 2021	2,071,508
Change in fair value recognized in profit or loss	674,269
Change in fair value due to foreign currency translation recognized in OCI	(2,152)
Converted to ordinary shares upon IPO	(2,743,625)
As of June 30, 2021	-

The Group first determined the equity value and then allocated the equity value to each element of the Group’s capital structure using either option-pricing model or a hybrid method.

Key valuation assumptions used to determine the fair value of the financial instruments with preferred rights for the six months ended June 30, 2021 were as follows:

Discount for lack of marketability	23.9% ~ 25.8%
Expected volatility	68.0% ~ 75.2%
Risk-Free interest rate	0.1% ~ 0.2%